Balance Sheet (Parenthetical)	Oct. 31, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	20,000,000
Preferred stock, shares Issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	3,428,571
Common stock, shares outstanding	3,428,571